Revenue From Contracts With Customers - Analysis of Group's Revenue Streams (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,397		£ 3,869	£ 4,129
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,366		1,650	2,039
Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	276		373	677
Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	958		1,100	1,186
Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	132		177	176
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,219		1,464	1,345
Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	473		599	558
Assessments [member] | Clinical Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	194		227	229
Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	552		638	558
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	812		755	745
Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	442		367	337
Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	346		337	313
Services [member] | English Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24		51	95
Global Online Learning [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	697		586	521
Global Online Learning [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	697		586	521
Global Online Learning [member] | Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	413		319	288
Global Online Learning [member] | Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	284		267	233
Global Assessment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	892		1,031	955
Global Assessment [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	892		1,031	955
Global Assessment [member] | Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	255		309	298
Global Assessment [member] | Assessments [member] | Clinical Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	146		175	174
Global Assessment [member] | Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	491		547	483
North American Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	894		1,091	1,461
North American Courseware [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	882		1,075	1,436
North American Courseware [member] | Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29		86	378
North American Courseware [member] | Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	853		975	1,042
North American Courseware [member] | Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			14	16
North American Courseware [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12		16	25
North American Courseware [member] | Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12		16	25
International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	914		1,161	1,192
International [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	484		575	603
International [member] | Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	247		287	299
International [member] | Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	105		125	144
International [member] | Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	132	[1]	163	160
International [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	327		433	390
International [member] | Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	218		290	260
International [member] | Assessments [member] | Clinical Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48		52	55
International [member] | Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61		91	75
International [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	103		153	199
International [member] | Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29		48	49
International [member] | Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	50		54	55
International [member] | Services [member] | English Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 24		£ 51	£ 95

[1]	English Courseware within North American Courseware was transferred to the International segment in 2020.